Note 7 - Advances to Registered Representatives - 10Q (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Advances to Affiliate	$ 0	$ 0